Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties - CNY (¥) ¥ in Thousands		Aug. 31, 2024	Aug. 31, 2023
Amounts due from related parties [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due from related parties		¥ 14,417	¥ 183,468
Amounts due from related parties [Member] | BGY Education Investment and its Affiliates [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due from related parties	[1]	22,188	185,372
Amounts due from related parties [Member] | Shaoguan Shunhong Real Estate Development Co., Ltd. [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due from related parties	[2]	10,000	10,000
Amounts due from related parties [Member] | Kaiping Country Garden Property Development Co., Ltd. [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due from related parties	[3]	1,060	1,060
Amounts due from related parties [Member] | Others [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due from related parties		181	375
Amounts due from related parties [Member] | Less: allowance for amounts due from related parties [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Less: allowance for amounts due from related parties		(19,012)	(13,339)
Amounts due to related parties [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties		78,365	244,259
Amounts due to related parties [Member] | BGY Education Investment and its Affiliates [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[4]	33,628	204,966
Amounts due to related parties [Member] | Others [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties		783	811
Amounts due to related parties [Member] | Chuzhou Country Garden Property Development Co., Ltd. [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[5]	30,769	30,769
Amounts due to related parties [Member] | Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[6]	¥ 13,185	¥ 7,713

[1]	The amounts mainly represent the acquisition payable paid on behalf of BGY Education Investment and its affiliates, and the receivables from disposal of property and equipment to BGY Education investment.
[2]	The amounts represent the expense paid on behalf of Shaoguan Shunhong Real Estate Development Co., Ltd.. For the year ended August 31, 2023, the Group provided a full allowance for it.
[3]	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd.. For the year ended August 31, 2023, the Group provided a full allowance for it.
[4]	The amounts mainly represent the acquisition payables to BGY Education Investment and its affiliates for the acquisition of certain PRC subsidiaries under common control in fiscal year 2021.
[5]	The amounts mainly represent financing funds from other entities controlled by Ms. H, for the purpose of maintaining daily operation of certain schools.
[6]	The amounts represent the rental payables to Huidong Country Garden Property Development Co., Ltd. for certain short-term leases.